Report of Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,948,360	$ 2,948,360
Financial assets, ending balance		2,923,319	$ 2,948,360
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,495	12,495
Financial assets, ending balance		3,019	12,495
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	148,326	148,326
Financial assets, ending balance		153,973	148,326
Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Impairment		(3,414)	(3,447)
Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Impairment		(3,133)	(3,310)
– reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	252,217	252,217
Financial assets, ending balance		252,549	252,217
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	117,593	117,593
Financial assets, ending balance		131,825	117,593
Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Impairment		6	(58)
IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,862	102,862
Financial assets, ending balance		3,269	102,862
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,606	309,606
Financial assets, ending balance		353,855	309,606
IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Impairment		(3,420)	(3,389)
IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Impairment		(114)	(35)
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	252,217	252,217
Financial assets, ending balance		252,549	252,217
IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Impairment		(173)	(44)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,606	309,606
Financial assets, ending balance		353,855	309,606
– stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	308,488	308,488
Financial assets, ending balance		352,971	308,488
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,114	1,114
Financial assets, ending balance		884	1,114
Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4	4
Financial assets, ending balance		0	4
Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance		0	0
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,432,751	2,432,751
Financial assets, ending balance		2,350,371	2,432,751
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,495	12,495
Financial assets, ending balance		3,019	12,495
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,700,821	2,700,821
Financial assets, ending balance		2,507,370	2,700,821
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,740,550	1,740,550
Financial assets, ending balance		1,678,790	1,740,550
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,670,773	1,670,773	1,632,202
Changes due to modifications not derecognised		(25)
Net new and further lending/repayments		44,863	35,906
Assets written off		(4,459)	(3,922)
Credit-related modifications that resulted in derecognition			(119)
Foreign exchange and others		(81,651)	6,706
Financial assets, ending balance		1,629,501	1,670,773
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	965,135	965,135	972,179
Net new and further lending/repayments		23,759	7,377
Assets written off		(2,925)	(2,596)
Credit-related modifications that resulted in derecognition		0	(119)
Foreign exchange and others		(58,375)	(11,706)
Financial assets, ending balance		927,594	965,135
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		(3,700)	(7,700)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Wholesale
Increase (decrease) in financial assets [abstract]
Others		2,900	13,500
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		(35,300)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Wholesale
Increase (decrease) in financial assets [abstract]
Others	(28,900)
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	302,348	302,348
Financial assets, ending balance		346,124	302,348
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,022,797	2,022,797
Financial assets, ending balance		1,871,005	2,022,797
Gross carrying amount | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	103,186	103,186
Financial assets, ending balance		3,273	103,186
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	103,186	103,186
Financial assets, ending balance		3,273	103,186
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,703	309,703
Financial assets, ending balance		353,909	309,703
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,700,821	2,700,821
Financial assets, ending balance		2,507,370	2,700,821
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	960,271	960,271
Financial assets, ending balance		828,580	960,271
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	69,777	69,777
Financial assets, ending balance		49,289	69,777
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	252,217	252,217
Financial assets, ending balance		252,549	252,217
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,703	309,703
Financial assets, ending balance		353,909	309,703
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,513,431	2,513,431
Financial assets, ending balance		2,365,477	2,513,431
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,496,805	1,496,805	1,433,643
Transfers of financial instruments:		(19,629)	(18,948)
transfers from stage 1 to stage 2		(116,211)	(150,728)
transfers from stage 2 to stage 1		98,731	133,079
– transfers to stage 3		(2,799)	(1,986)
– transfers from stage 3		650	687
Net new and further lending/repayments		87,833	77,693
Foreign exchange and others		(75,322)	4,417
Financial assets, ending balance		1,489,687	1,496,805
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	845,982	845,982	830,322
Transfers of financial instruments:		(17,606)	(16,804)
Net new and further lending/repayments		58,044	43,282
Foreign exchange and others		(53,384)	(10,818)
Financial assets, ending balance		833,036	845,982
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	308,525	308,525
Financial assets, ending balance		353,002	308,525
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	165,842	165,842
Financial assets, ending balance		117,824	165,842
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153,084	153,084	177,223
Transfers of financial instruments:		6,652	10,286
transfers from stage 1 to stage 2		116,211	150,728
transfers from stage 2 to stage 1		(98,731)	(133,079)
– transfers to stage 3		(12,230)	(8,600)
– transfers from stage 3		1,402	1,237
Net new and further lending/repayments		(37,731)	(36,795)
Foreign exchange and others		(6,107)	2,370
Financial assets, ending balance		115,898	153,084
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,129	102,129	124,660
Transfers of financial instruments:		6,997	10,247
Net new and further lending/repayments		(29,842)	(32,082)
Foreign exchange and others		(4,996)	(696)
Financial assets, ending balance		74,288	102,129
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,173	1,173
Financial assets, ending balance		907	1,173
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,463	21,463
Financial assets, ending balance		23,976	21,463
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,799	20,799	21,207
Transfers of financial instruments:		12,977	8,662
– transfers to stage 3		15,029	10,586
– transfers from stage 3		(2,052)	(1,924)
Changes due to modifications not derecognised		(25)
Net new and further lending/repayments		(5,246)	(4,956)
Assets written off		(4,459)	(3,922)
Credit-related modifications that resulted in derecognition			(119)
Foreign exchange and others		(223)	(73)
Financial assets, ending balance		23,823	20,799
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	16,939	16,939	17,068
Transfers of financial instruments:		10,609	6,557
Net new and further lending/repayments		(4,450)	(3,787)
Assets written off		(2,925)	(2,596)
Credit-related modifications that resulted in derecognition		0	(119)
Foreign exchange and others		4	(184)
Financial assets, ending balance		20,177	16,939
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5	5
Financial assets, ending balance		0	5
Gross carrying amount | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85
Financial assets, ending balance		93	85
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85	129
Net new and further lending/repayments		7	(36)
Assets written off		0
Foreign exchange and others		1	(8)
Financial assets, ending balance		93	85
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85	129
Net new and further lending/repayments		7	(36)
Foreign exchange and others		1	(8)
Financial assets, ending balance		93	85
Gross carrying amount | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance		0	0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,469)	(5,469)
Financial assets, ending balance		(4,618)	(5,469)
ECL income statement change for the period		(4,800)	(5,700)
Allowance for ECL | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance		0	0
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,917)	(11,917)
Financial assets, ending balance		(10,197)	(11,917)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,495)	(11,495)
Financial assets, ending balance		(10,105)	(11,495)
Impairment		(3,333)	(3,398)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,014)	(12,014)
Financial assets, ending balance		(10,251)	(12,014)
Impairment		(3,414)	(3,447)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,495)	(11,495)	(11,954)
Net remeasurement of ECL arising from transfer of stage		(16)	(180)
Net new and further lending/repayments		2,103	1,596
Changes to risk parameters – credit quality		(5,366)	(4,830)
Changes to models used for ECL calculation		44	31
Assets written off		4,459	3,922
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		166	(175)
Financial assets, ending balance		(10,105)	(11,495)
ECL income statement change for the period		(3,235)	(3,383)
Recoveries		260	268
Others		(158)	(195)
Impairment		3,133	3,310
Decrease in financial assets relating to volume movements		2,103
Increase (decrease) in ECL		1,390
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,603)	(8,603)	(9,057)
Net remeasurement of ECL arising from transfer of stage		(24)	15
Net new and further lending/repayments		1,372	1,149
Changes to risk parameters – credit quality		(3,306)	(3,338)
Changes to models used for ECL calculation		144	16
Assets written off		2,925	2,596
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		(67)	(79)
Financial assets, ending balance		(7,559)	(8,603)
ECL income statement change for the period		(1,814)	(2,158)
Recoveries		40	42
Others		(126)	(203)
Impairment		1,900	2,319
Increase (decrease) in ECL		1,044
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		46	70
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Wholesale
Increase (decrease) in financial assets [abstract]
Others		(23)	61
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		21
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Wholesale
Increase (decrease) in financial assets [abstract]
Others	20
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(97)	(97)
Financial assets, ending balance		(54)	(97)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,511)	(11,511)
Financial assets, ending balance		(9,820)	(11,511)
Allowance for ECL | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(324)	(324)
Financial assets, ending balance		(4)	(324)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(324)	(324)
Financial assets, ending balance		(4)	(324)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(97)	(97)
Financial assets, ending balance		(54)	(97)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,917)	(11,917)
Financial assets, ending balance		(10,197)	(11,917)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(422)	(422)
Financial assets, ending balance		(92)	(422)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance		0	0
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(97)	(97)
Financial assets, ending balance		(54)	(97)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,409)	(1,409)
Financial assets, ending balance		(1,296)	(1,409)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,300)	(1,300)	(1,257)
Transfers of financial instruments:		(1,259)	(1,048)
transfers from stage 1 to stage 2		419	442
transfers from stage 2 to stage 1		(1,627)	(1,467)
– transfers to stage 3		16	23
– transfers from stage 3		(67)	(46)
Net remeasurement of ECL arising from transfer of stage		959	917
Net new and further lending/repayments		(168)	(185)
Changes to risk parameters – credit quality		363	307
Changes to models used for ECL calculation		68	(22)
Foreign exchange and others		105	(12)
Financial assets, ending balance		(1,232)	(1,300)
ECL income statement change for the period		1,222	1,017
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(698)	(698)	(670)
Transfers of financial instruments:		(214)	(429)
Net remeasurement of ECL arising from transfer of stage		214	354
Net new and further lending/repayments		(151)	(138)
Changes to risk parameters – credit quality		112	203
Changes to models used for ECL calculation		39	(9)
Foreign exchange and others		53	(9)
Financial assets, ending balance		(645)	(698)
ECL income statement change for the period		214	410
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(37)	(37)
Financial assets, ending balance		(31)	(37)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,234)	(3,234)
Financial assets, ending balance		(2,679)	(3,234)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,102)	(3,102)	(3,710)
Transfers of financial instruments:		2,302	2,228
transfers from stage 1 to stage 2		(419)	(442)
transfers from stage 2 to stage 1		1,627	1,467
– transfers to stage 3		1,321	1,379
– transfers from stage 3		(227)	(176)
Net remeasurement of ECL arising from transfer of stage		(831)	(973)
Net new and further lending/repayments		589	661
Changes to risk parameters – credit quality		(1,773)	(1,262)
Changes to models used for ECL calculation		(4)	46
Foreign exchange and others		145	(92)
Financial assets, ending balance		(2,674)	(3,102)
ECL income statement change for the period		(2,019)	(1,528)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,668)	(1,668)	(2,205)
Transfers of financial instruments:		825	1,141
Net remeasurement of ECL arising from transfer of stage		(226)	(294)
Net new and further lending/repayments		311	311
Changes to risk parameters – credit quality		(899)	(621)
Changes to models used for ECL calculation		105	25
Foreign exchange and others		36	(25)
Financial assets, ending balance		(1,516)	(1,668)
ECL income statement change for the period		(709)	(579)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(59)	(59)
Financial assets, ending balance		(23)	(59)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,244)	(7,244)
Financial assets, ending balance		(6,171)	(7,244)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,063)	(7,063)	(6,949)
Transfers of financial instruments:		(1,043)	(1,180)
– transfers to stage 3		(1,337)	(1,402)
– transfers from stage 3		294	222
Net remeasurement of ECL arising from transfer of stage		(144)	(124)
Net new and further lending/repayments		1,689	1,117
Changes to risk parameters – credit quality		(3,945)	(3,896)
Changes to models used for ECL calculation		(20)	7
Assets written off		4,459	3,922
Credit-related modifications that resulted in derecognition			95
Foreign exchange and others		(81)	(55)
Financial assets, ending balance		(6,148)	(7,063)
ECL income statement change for the period		(2,420)	(2,896)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,207)	(6,207)	(6,144)
Transfers of financial instruments:		(611)	(712)
Net remeasurement of ECL arising from transfer of stage		(12)	(45)
Net new and further lending/repayments		1,219	973
Changes to risk parameters – credit quality		(2,508)	(2,941)
Assets written off		2,925	2,596
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		(153)	(29)
Financial assets, ending balance		(5,347)	(6,207)
ECL income statement change for the period		(1,301)	(2,013)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)	(1)
Financial assets, ending balance		0	(1)
Allowance for ECL | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)	(30)
Financial assets, ending balance		(51)	(30)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)	(30)	(38)
Net new and further lending/repayments		(7)	3
Changes to risk parameters – credit quality		(11)	21
Assets written off		0
Foreign exchange and others		(3)	(16)
Financial assets, ending balance		(51)	(30)
ECL income statement change for the period		(18)	24
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)	(30)	(38)
Net new and further lending/repayments		(7)	3
Changes to risk parameters – credit quality		(11)	21
Foreign exchange and others		(3)	(16)
Financial assets, ending balance		(51)	(30)
ECL income statement change for the period		(18)	24
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 0	0
Financial assets, ending balance		$ 0	$ 0